COMMITMENTS AND CONTINGENCIES(Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expense under operating leases	$ 2,296	$ 2,300	$ 2,864
Purchase commitments	$ 3,756